Contingent Liabilities (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Disclosure of contingent liabilities [line items]
Provision	₪ 112		₪ 138	₪ 130
Government of Israel (to guarantee performance of the Cellular License) [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees	80
Government of Israel (to guarantee performance of the Licenses of the Group) [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees	18
Suppliers, government institutions and others [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees	159
Plaintiffs [Member]
Disclosure of contingent liabilities [line items]
Claim amount		₪ 72
Two purported class actions by plaintiffs [Member]
Disclosure of contingent liabilities [line items]
Claim amount		₪ 15,076
Six purported class actions [Member]
Disclosure of contingent liabilities [line items]
Claim amount	6
Three purported class actions by plaintiff [Member]
Disclosure of contingent liabilities [line items]
Claim amount	160
Purported class action [Member]
Disclosure of contingent liabilities [line items]
Claim amount	88
Two purported class actions [Member]
Disclosure of contingent liabilities [line items]
Claim amount			4
Against the Group and other defendants together [Member]
Disclosure of contingent liabilities [line items]
Claim amount	3
Plaintiffs [Member]
Disclosure of contingent liabilities [line items]
Claim amount	3		21
NIS 1 billion or more claim by plaintiffs [Member]
Disclosure of contingent liabilities [line items]
Claim amount				13,000	₪ 15,000
NIS 1 billion or more claim by data specified in lawsuit by plaintiffs [Member]
Disclosure of contingent liabilities [line items]
Claim amount				6,700
Said claims [Member]
Disclosure of contingent liabilities [line items]
Claim amount	27
Litigations [Member]
Disclosure of contingent liabilities [line items]
Provision	49		₪ 60	₪ 54
Claim amount	₪ 16,634